Interest in Other Entities (Details) - Schedule of statement of financial position - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	[1]	$ 1,829	$ 3,469
Non-current assets	[1]	1,379	1,521
Current liabilities	[1]	2,766	3,571
Non-current liabilities	[1]	476	711
Equity	[1]	(34)	708
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets		11,033	2,022
Non-current assets		4,743	5,390
Current liabilities		5,133	2,211
Non-current liabilities		98	3,948
Equity		10,545	1,253
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	[1]	26,481	23,145
Non-current assets	[1]	16,549	19,191
Current liabilities	[1]	29,529	26,832
Non-current liabilities	[1]	4,127	6,543
Equity	[1]	9,374	8,960
Equity attributable to Gix shareholders	[1]	4,804	4,130
Non-controlling interests	[1]	4,570	4,830
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets		14,117	20,212
Non-current assets		2,778	3,334
Current liabilities		4,187	1,309
Non-current liabilities		2,550	2,621
Equity		10,158	$ 19,616
Parazeo [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets		1,438
Non-current assets		98
Current liabilities		2,422
Non-current liabilities		772
Equity		(1,658)
Laminera [Member]
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets		193
Non-current assets		748
Current liabilities		420
Non-current liabilities		40
Equity		$ 481

[1]	Translated according to the exchange rate at the date of each statement of financial position.